Segment Reporting (Details) - Schedule of major customers - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	$ 616,732	$ 140,022	$ 1,898,982
Customer A [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	263,137		327,559
Customer B [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	253,803	23,214	462,490
Customer C [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers	$ 99,792		438,065
Customer D [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers			442,916
Customer E [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers			$ 227,952
Customer F [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		41,040
Customer G [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		27,563
Customer H [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		25,319
Customer I [Member]
Segment Reporting (Details) - Schedule of major customers [Line Items]
Total revenue for major customers		$ 22,886